Intangible Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Gross carrying amount	¥ 498,824	¥ 498,824
Accumulated amortization	(309,537)	(309,287)
Impairment		(131,177)
Intangibles, net	¥ 58,110	¥ 58,360	$ 8,370	$ 9,009
Technical know-how [Member]
Weighted average amortization period	5 years 8 months 12 days	57 years
Gross carrying amount	¥ 209,084	¥ 209,084
Accumulated amortization	(208,646)	(208,396)
Impairment		0
Intangibles, net	¥ 438	¥ 688	63	106
Short Term Supplier Agreements [Member]
Weighted average amortization period	6 months	5 years
Gross carrying amount	¥ 4,303	¥ 4,303
Accumulated amortization	(4,303)	(4,303)
Impairment		0
Intangibles, net		¥ 0		0
Long Term Supplier Agreements [Member]
Weighted average amortization period	9 years	9 years
Gross carrying amount	¥ 137,820	¥ 137,820
Accumulated amortization	(6,643)	(6,643)
Impairment		(131,177)
Intangibles, net		¥ 0		0
Order backlog [Member]
Weighted average amortization period	1 year 3 months 18 days	13 years
Gross carrying amount	¥ 23,274	¥ 23,274
Accumulated amortization	(23,274)	(23,274)
Impairment		0
Intangibles, net		¥ 0		0
Customer Relationships [Member]
Weighted average amortization period	5 years 9 months 18 days	58 years
Gross carrying amount	¥ 66,671	¥ 66,671
Accumulated amortization	(66,671)	(66,671)
Impairment		0
Intangibles, net		0		0
Trademarks [Member]
Gross carrying amount	57,672	57,672
Accumulated amortization		0
Impairment		0
Intangibles, net	¥ 57,672	¥ 57,672	$ 8,307	$ 8,903